Summary of Significant Accounting Policies - Property and Equipment (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Greenhouse Facility
Property, Plant and Equipment [Line Items]
Estimated useful lives			30 years
Production Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years	5 years	5 years
Office Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives			3 years